Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	5.89%	0.18%	1.35%
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Average Annual Return, Percent	5.91%	0.31%	1.45%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	6.86%	0.22%	1.11%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.53%	0.93%	1.81%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	8.56%	0.89%	1.78%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.32%	0.64%	1.58%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1
Average Annual Return, Percent	8.38%	0.77%	1.68%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.86%	0.22%	1.11%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.39%	2.52%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.39%	2.52%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.39%	2.52%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.39%	2.52%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.39%	2.52%
Bloomberg New York Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	10.88%	1.35%	2.42%
Bloomberg New York Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	10.88%	1.35%	2.42%
Bloomberg New York Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	10.88%	1.35%	2.42%
Bloomberg New York Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	10.88%	1.35%	2.42%
Bloomberg New York Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	10.88%	1.35%	2.42%